Debt	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Debt Disclosure [Abstract]
Debt

6. Debt

As of January 31, 2019 and October 31, 2019, the Company had the following outstanding loan balances:

	January 31, 2019	October 31, 2019
Term loan	$1,042	$20,000
Line of credit	7,800	—
Loan payable	20,000	—

Total debt	$28,842	$20,000
Less current maturities	(97)	—
Less deferred financing costs	(996)	(983)
Plus accrued interest	—	121
Plus accrued final payment	169	217

Long term debt, net of current portion	$27,918	$19,355

The Company had a loan facility with a commercial bank that provided for a term loan with an original principal amount of $3,500 and a $10,000 revolving line of credit, which was later increased to $20,000. The term loan was interest only, at a floating per annum rate equal to the Prime Rate as quoted by the Wall Street Journal print edition less three-quarters of one percent (0.75%), for 12 months from the date of borrowing followed by 36 monthly payments of principal and interest. The Prime Rate was 5.50% as of January 31, 2019. In addition to principal and interest payments due under the loan facility, the Company was required to make a final payment fee to the lender due upon the earlier of prepayment or maturity of the term loan, which was equal to 5% of the principal balance, or $175 and was paid in connection with the repayment of the term loan. The Company accrued the estimated final payment fee using the effective interest method, with a charge to interest expense of $21 for the nine months ended October 31, 2018 and $6 for the nine months ended October 31, 2019 respectively, over the term loan amortization period. Interest expense related to the term loan was $73 and $16, including amortization of deferred financing costs of $18 and $5, for the nine months ended October 31, 2018 and 2019, respectively. For the nine months ended October 31, 2018, the effective interest rate on the term loan was 5.1%. Borrowings under the term loan were repaid in full with the proceeds from the New Loan Agreement that was entered into on February 28, 2019.

Borrowings under the revolving line of credit bore interest at the prime rate plus 1.00% and were limited to the greater of $20,000 or an amount determined pursuant to a borrowing base. The revolving credit facility had a maturity date of November 2019. Borrowings under this facility were collateralized by substantially all of the assets of the Company and the Company was required to comply with certain financial covenants related to this facility. The Company was in compliance with all covenants related to the revolving line of credit as of January 31, 2019 and until the total balance of $17,676 was fully repaid on July 22, 2019 with proceeds from the IPO. Weighted-average borrowings outstanding under the revolving line of credit were $971 and $979 for the nine months ended October 31, 2018 and 2019, respectively. Interest expense under the revolving line of credit was $115 and $166 including amortization of deferred financing costs of $53 and $13, for the nine months ended October 31, 2018 and 2019, respectively.

On November 7, 2016, the Company entered into a 5-year term loan agreement with two third-party lenders in an aggregate original principal amount of $10,000 plus an additional $10,000 that was available through May 31, 2017 (the Loans Payable). The initial advance of $10,000 was drawn down simultaneously with the execution of the agreement and the second advance of $10,000 was drawn down in May 2017. Borrowings under the Loans Payable were subordinated to borrowings under the term loan and revolving line of credit. The outstanding principal amount of the Loans Payable was subject to interest each month at an interest rate equal to 11% per annum with the principal due in 30 equal installments beginning in June 2019. Interest expense related to the Loans Payable was $1,663 and $168, including amortization of deferred financing costs of $89 and $0, for the nine months ended October 31, 2018 and 2019, respectively. For the nine months ended October 31, 2018, the effective interest rate on the Loans Payable was 12.5%. Payable were repaid in full with proceeds from the New Loan Agreement that was entered into on February 28, 2019.

On February 28, 2019 (the Effective Date), the Company entered into an Amended and Restated Loan and Security Agreement (the New Loan Agreement) that provides for a $20,000 term loan and a revolving credit facility with up to $25,000 of availability. The proceeds from the New Loan Agreement were used to repay in full the term loan, which had a balance of $1,042 as of January 31, 2019 and the $20,000 outstanding under the Loans Payable. The Company is also permitted to borrow an additional $10,000 term loan (the Term Loan B Advance) and, subject to the bank’s approval, another $15,000 (the Term Loan C Advance) prior to February 28, 2020. The term loans under the New Loan Agreement bear interest, which is payable monthly, at a floating rate equal to the bank’s prime rate plus 1.50% until such time that EBITDA reaches a defined level, after which time the interest rate is reduced to the prime plus 0.75%. Principal payments due under the term loans are due in 36 equal monthly installments beginning in March 2021. In addition to principal and interest payments due under the term loans, the Company is required to make a final payment to the lenders due upon the earlier of prepayment or maturity of the term loan, which is equal to 2.75% of the original principal amount. The Company accrues the estimated final payment fee using the effective interest method resulting in a charge to interest expense of $217 for the nine months ended October 31, 2019. In connection with the New Loan Agreement, the Company issued warrants to the lenders to purchase an aggregate of 150,274 shares of common stock at an exercise price of $8.02 per share. The warrants expire in February 2029. The fair value of the warrants of $833 was recorded as a debt discount and is being amortized to interest expense over the term of the new term loan and revolving credit facility. If the Company prepays the term loans prior to their respective scheduled maturities, it will also be required to make prepayment fees to the lenders equal to 3% if prepaid on or before the second anniversary of the Effective Date, 2% if prepaid after the second and on or before the third anniversary of funding or 1% if prepaid after the third anniversary of funding of the principal amounts borrowed. Interest expense related to the term loan under the New Loan Agreement was $1,046, including amortization of deferred financing fees of $103 for the nine months ended October 31, 2019. For the nine months ended October 31, 2019, the effective interest rate on the term loan was 3.9%.

The Company accounted for the settlement of the Loans Payable and the term loan as a debt extinguishment and recorded an expense of $1,073, which is included in other income (expense), and is comprised of the write-off of $773 of deferred financing costs related to these facilities and a $300 prepayment fee related to the Loans Payable. The modification of the revolving line of credit was accounted for as an insubstantial modification. The Company incurred fees of $112 related to the extinguishment and modification.

Borrowings under the revolving credit facility are subject to a borrowing base equal to 80% of eligible accounts receivable plus a percentage of recurring revenue, as defined, not to exceed $25,000 in the aggregate. The Company has $25,000 of availability as of October 31, 2019. Borrowings under the revolving credit facility bear interest, which is payable monthly, at a floating rate equal to the greater of the bank’s prime rate less 0.50%, or 5.0% until such time that EBITDA reaches a defined level, after which time the interest rate is reduced to the greater of prime less 0.75%, or 4.75%. In addition to principal and interest due under the revolving credit facility, the Company is required to pay an annual fee of $100 per year during the first three years of the facility and then $75 per year in years four and five. Interest expense related to the revolving credit facility under the new loan agreement was $342, including amortization of deferred financing fees of $84, for the nine months ended October 31, 2019. The Company is required to pay a fee of 0.15% per year for any unused availability and a termination fee of 1.50% if the revolving credit agreement is terminated prior to its scheduled maturity. The revolving credit facility is due five years from the Effective Date, which is February 28, 2024.

The Company’s obligations under the New Loan Agreement are secured by a first priority security interest in substantially all of its assets, other than intellectual property. The New Loan Agreement includes a financial covenant that requires the Company to achieve specified revenue levels, as defined, through January 31, 2020, after which time revenue levels for covenants purposes will be determined by the bank based on the Company’s forecast, subject to certain minimums. The Company is also required to maintain certain liquidity levels, as defined. The Company was in compliance with all covenants related to the New Loan Agreement as of October 31, 2019.

The New Loan Agreement contains events of default, including, without limitation, events of default upon: (i) failure to make payment pursuant to the terms of the agreement; (ii) violation of covenants; (iii) material adverse changes to the Company’s business; (iv) attachment or levy on the Company’s assets or judicial restraint on its business; (v) insolvency; (vi) significant judgments, orders or decrees for payments by the Company not covered by insurance; (vii) incorrectness of representations and warranties; (viii) incurrence of subordinated debt; (ix) revocation of governmental approvals necessary for the Company to conduct its business; and (x) failure by the Company to maintain a valid and perfected lien on the collateral securing the borrowing.

As of October 31, 2019, the Company’s long-term debt is payable as follows:

2020 (Remaining three months)	$—

Year ending January 31,
2021	—
2022	6,111
2023	6,667
2024	6,667
2025—thereafter	555

Total long-term debt payments	$20,000

5. Debt

As of January 31, 2018 and 2019, the Company had the following outstanding loan balances:

	January 31,

	2018	2019
Term loan	$2,208	$1,042
Line of credit	—	7,800
Loan payable	20,000	20,000

	$22,208	$28,842
Less current maturities	(1,167)	(97)
Less deferred financing costs	(1,730)	(996)
Plus accrued Final payment	142	169

Long term debt, net of current portion	$19,453	$27,918

The Company had a loan facility with a commercial bank that provided for a term loan with an original principal amount of $3,500 and a $10,000 revolving line of credit, which was later increased to $20,000. The term loan was interest only, at a floating per annum rate equal to the Prime Rate as quoted by Wall Street Journal print edition less three-quarters of one percent (0.75%), for 12 months from the date of borrowing followed by 36 monthly payments of principal and interest. The Prime Rate was 4.50% and 5.50% as of January 31, 2018 and 2019, respectively. In addition to principal and interest payments due under the Loan facility, the Company was required to make a final payment fee to the lender due upon the earlier of prepayment or maturity of the term loan, which was equal to 5% of the principal balance, or $175. The Company accrued the estimated final payment fee using the effective interest rate, with a charge to interest expense of $51 and $28 for fiscal 2018 and fiscal 2019, respectively, over the term loan amortization period. Interest expense related to the term loan was $245 and $121, including amortization of deferred financing costs of $98 and $23, for fiscal 2018 and fiscal 2019, respectively. For the years ended January 31, 2018 and 2019, the effective interest rate on the term loan was 8.8% and 7.4%, respectively. Borrowings under the term loan were repaid in full with the proceeds from the New Loan Agreement that was entered into on February 28, 2019.

Borrowings under the revolving line of credit bore interest at the prime rate plus 1.00% and were limited to the greater of $20,000 or an amount determined pursuant to a borrowing base. The revolving credit facility had a maturity date of November 2019. Borrowings under this facility were collateralized by substantially all of the assets of the Company and the Company was required to comply with certain financial covenants related to this facility. The Company was in compliance with all covenants as of January 31, 2018 and 2019. Weighted-average borrowings outstanding under the revolving line of credit were $8,658 and $971 during fiscal 2018 and fiscal 2019, respectively. Interest expense under the revolving line of credit was $786 and $364, including amortization of deferred financing costs of $248 in both periods, for the years ended January 31, 2018 and 2019, respectively. Borrowings under this facility were repaid in full with proceeds from the New Loan Agreement that was entered into on February 28, 2019.

On November 7, 2016, the Company entered into a 5-year term loan agreement with two third-party lenders in an aggregate original principal amount of $10,000 plus an additional $10,000 that was available through May 31, 2017 (the “Loans Payable”). The initial advance of $10,000 was drawn down simultaneously with the execution of the agreement and the second advance of $10,000 was drawn down in May 2017. Borrowings under the Loans Payable were subordinated to borrowings under the term loan and revolving line of credit. The outstanding principal amount of the Loans Payable was subject to interest each month at an interest rate equal to 11% per annum with the principal was due in 30 equal installments beginning in June 2019. Interest expense related to the Loans Payable was $2,401 and $2,729, including amortization of deferred financing costs of $507 and $499, for the years ended January 31, 2018 and 2019, respectively. For fiscal 2018 and fiscal 2019, the effective interest rate on the Loan Payable was 14.2% and 13.6%, respectively. Borrowings under the Loans Payable were repaid in fully with proceeds from the New Loan Agreement that was entered into on February 28, 2019.

On February 28, 2019 (the “Effective Date”), the Company entered into an Amended and Restated Loan and Security Agreement (the New Loan Agreement) that provides for a $20,000 term loan and a revolving credit facility with up to $25,000 of availability. The proceeds from the New Loan Agreement were used to repay in full the term loan, which had a balance of $1,042 at January 31, 2019, the balance due under the line of credit under the prior facility, which was $7,800 at January 31, 2019, and the $20,000 outstanding under the Loans Payable. The Company is also permitted to borrow an additional $10,000 term loan (the “Term Loan B Advance”) and, subject to the bank’s approval, another $15,000 (the “Term Loan C Advance”) prior to February 28, 2020. The term loans under the New Loan Agreement bear interest, which is payable monthly, at a floating rate equal to the bank’s prime rate plus 1.50% until such time that EBITDA reaches a defined level, after which time the interest rate is reduced to the prime plus 0.75%. Principal payments due under the term loans are due in 36 equal monthly installments beginning in March 2021. In addition to principal and interest payments due under the term loans, the Company is required to make a final payment to the lenders due upon the earlier of prepayment or maturity of the term loan, which is equal to 2.75% of the original principal amount. If the Company prepays the term loans prior to their respective scheduled maturities, it will also be required to make prepayment fees to the lenders equal to 3% if prepaid on or before the second anniversary of the Effective Date, 2% if prepaid after the second and on or before the third anniversary of funding or 1% if prepaid after the third anniversary of funding of the principal amounts borrowed.

Borrowings under the revolving credit facility are subject to a borrowing base equal to 80% of eligible accounts receivable plus a percentage of recurring revenue, as defined, not to exceed $25 million in the aggregate. Based on the borrowing base formula under the new facility, the Company would have $16,300 of availability at January 31, 2019. Borrowings under the revolving credit facility bear interest, which is payable monthly, at a floating rate equal to the greater of the bank’s prime rate less 0.50%, or 5.0% until such time that EBITDA reaches a defined level, after which time the interest rate is reduced to the greater of prime less 0.75% , or 4.75%. In addition to principal and interest due under the revolving credit facility, the Company is required to pay an annual fee of $100 per year during the first three years of the facility and then $75 per year in years four and five. The Company is required to pay a fee of 0.15% per year for any unused availability and a termination fee of 1.50% if the revolving credit agreement is terminated prior to its scheduled maturity.

The Company’s obligations under the New Loan Agreement are secured by a first priority security interest in substantially all of its assets, other than intellectual property. The New Loan Agreement includes a financial covenant that requires the Company to achieve specified revenue levels, as defined, through January 31, 2020, after which time revenue levels for covenants purposes will be determined by the bank based on the Company’s forecast, subject to certain minimums. The Company is also required to maintain certain liquidity levels, as defined.

The New Loan Agreement contains events of default, including, without limitation, events of default upon: (i) failure to make payment pursuant to the terms of the agreement; (ii) violation of covenants; (iii) material adverse changes to the Company’s business; (iv) attachment or levy on the Company’s assets or judicial restraint on its business; (v) insolvency; (vi) significant judgments, orders or decrees for payments by the Company not covered by insurance; (vii) incorrectness of representations and warranties; (viii) incurrence of subordinated debt; (ix) revocation of governmental approvals necessary for the Company to conduct its business; and (x) failure by the Company to maintain a valid and perfected lien on the collateral securing the borrowing.

In connection with the New Loan Agreement, the Company issued warrants to the lenders to purchase an aggregate of 150,274 shares of common stock at an exercise price of $8.02 per share. The warrants expire in February 2029.

The Company classified all of its borrowings as of January 31, 2019 as long-term debt based on the refinancing under the New Loan Agreement, with the exception of the $97 paid under the prior facility in February 2019 prior to the refinancing.

As of January 31, 2019, the Company’s long-term debt is payable as follows (based on the terms of the New Loan Agreement):

Year Ending January 31,
2020	$97
2021	—
2022	6,111
2023	6,667
2024	6,667
Thereafter	9,300

28,842
Less current portion	(97)

$28,745